Cover	Jan. 23, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2023
Entity File Number	001-39891
Entity Registrant Name	FOXWAYNE ENTERPRISES ACQUISITION CORP.
Entity Central Index Key	0001829999
Entity Tax Identification Number	85-3093926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	Suite 1039
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(917)
Local Phone Number	284-8938
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	FOXWU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOXW
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FOXWW
Security Exchange Name	NASDAQ